PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 36,736
Additions, net	(10)
Transfer from construction work-in-progress	321
Acquisitions through business combinations	125
Disposals	(5)
Items recognized through OCI:
Foreign exchange	1,567
Items recognized through net income:
Depreciation	(633)
Ending balance	38,101
Reconciliation of changes in construction in progress [Abstract]
Construction work-in-progress, beginning balance	1,092
Additions	316
Transfer to property, plant and equipment	(321)
Items recognized through OCI:
Foreign exchange	53
Construction work-in-progress, ending balance	1,140
Total property, plant and equipment, at fair value	39,241	$ 37,828
Hydroelectric
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	25,139
Additions, net	1
Transfer from construction work-in-progress	13
Acquisitions through business combinations	0
Disposals	0
Items recognized through OCI:
Foreign exchange	1,338
Items recognized through net income:
Depreciation	(259)
Ending balance	26,232
Reconciliation of changes in construction in progress [Abstract]
Construction work-in-progress, beginning balance	212
Additions	30
Transfer to property, plant and equipment	(13)
Items recognized through OCI:
Foreign exchange	6
Construction work-in-progress, ending balance	235
Total property, plant and equipment, at fair value	26,467	25,351
Right-of-use asset not subject to revaluation, disposal	47	49
Wind
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,875
Additions, net	15
Transfer from construction work-in-progress	2
Acquisitions through business combinations	125
Disposals	0
Items recognized through OCI:
Foreign exchange	66
Items recognized through net income:
Depreciation	(166)
Ending balance	4,917
Reconciliation of changes in construction in progress [Abstract]
Construction work-in-progress, beginning balance	497
Additions	163
Transfer to property, plant and equipment	(2)
Items recognized through OCI:
Foreign exchange	28
Construction work-in-progress, ending balance	686
Total property, plant and equipment, at fair value	5,603	5,372
Right-of-use asset not subject to revaluation, disposal	123	127
Utility-scale Solar
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	6,481
Additions, net	(29)
Transfer from construction work-in-progress	306
Acquisitions through business combinations	0
Disposals	0
Items recognized through OCI:
Foreign exchange	154
Items recognized through net income:
Depreciation	(191)
Ending balance	6,721
Reconciliation of changes in construction in progress [Abstract]
Construction work-in-progress, beginning balance	380
Additions	122
Transfer to property, plant and equipment	(306)
Items recognized through OCI:
Foreign exchange	19
Construction work-in-progress, ending balance	215
Total property, plant and equipment, at fair value	6,936	6,861
Right-of-use asset not subject to revaluation, disposal	152	148
Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	241
Additions, net	3
Transfer from construction work-in-progress	0
Acquisitions through business combinations	0
Disposals	(5)
Items recognized through OCI:
Foreign exchange	9
Items recognized through net income:
Depreciation	(17)
Ending balance	231
Reconciliation of changes in construction in progress [Abstract]
Construction work-in-progress, beginning balance	3
Additions	1
Transfer to property, plant and equipment	0
Items recognized through OCI:
Foreign exchange	0
Construction work-in-progress, ending balance	4
Total property, plant and equipment, at fair value	235	244
Right-of-use asset not subject to revaluation, disposal	$ 0	$ 2